Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0000891166
Registrant Name	UNIVERSAL INSURANCE HOLDINGS, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES